Summary of Significant Accounting Policies (Details) - Schedule of Loss Per Share Presented in the Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Loss Per Share Presented in the Condensed Consolidated Statements of Operations (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	36,916,955	32,599,213
Diluted net loss per ordinary share	$ (0.28)	$ (0.02)
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Loss Per Share Presented in the Condensed Consolidated Statements of Operations (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,759,642	4,759,642
Diluted net loss per ordinary share	$ (0.28)	$ (0.02)